RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Cash	$ 283,252	$ 169,848
Notes receivable from participants	192,900	161,122
Employer Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Sales at market value	635,532	1,978,742
Contributions into common stock	$ 70,955	$ 26,472
Minimum
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Participant loan, interest rate	9.50%